RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 22, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) Instalment	Dec. 31, 2020 USD ($) Instalment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Lump-sum cash payment			¥ 37,372	$ 5,728		¥ 11,550
Business combination under common control			3,000
Additional Paid-In Capital [Member]
Related Party Transaction [Line Items]
Business combination under common control			3,000
Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			542		¥ 123,947	¥ 11,550
Subsidiary Director | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			¥ 79
Interest rate on loan receivable			6.00%	6.00%
Number of loan instalments | Instalment			36	36
China Smartpay
Related Party Transaction [Line Items]
Interest rate on loan receivable					9.00%		9.00%
Loans					¥ 119,924		$ 17,225
Interest receivable		¥ 7,570			¥ 4,938
Lump-sum cash payment		¥ 37,372
SG Fintech Joint Stock Company
Related Party Transaction [Line Items]
Interest rate on loan receivable					0.50%		0.50%
Loans					¥ 598		$ 86
Interest receivable					1
SG Fintech Joint Stock Company | Shanghai Zhundian Enterprise Service Co., Ltd [Member]
Related Party Transaction [Line Items]
Net assets	¥ 3,000
SG Fintech Joint Stock Company | Shanghai Zhundian Enterprise Service Co., Ltd [Member] | Additional Paid-In Capital [Member]
Related Party Transaction [Line Items]
Business combination under common control	¥ 3,000
SG Fintech Joint Stock Company | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties					¥ 598